Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE CAP TABLE
	Summary Compensation Table Total for Current PEO (1)	Compensation Actually Paid to Current PEO (1)	Summary Compensation Table Total for Former PEO (1)	Compensation Actually Paid to Former PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of initial fixed $100 investment based on:		Net Income ($ thousands)	Company Selected Measure (CSM) - Adjusted Earnings Per Share (5)
Year							TSR (3)	Peer Group TSR (4)
2023	$5,809,472	$5,110,546	$7,310,823	$6,452,219	$1,421,028	$1,279,623	$142.87	$132.56	$98,933	$3.95
2022	N/A	N/A	$7,058,060	$(1,350,288)	$3,531,245	$(56,204)	$151.57	$123.37	$104,392	$4.28
2021	N/A	N/A	$6,997,941	$20,929,351	$2,967,296	$8,439,303	$280.64	$191.57	$52,091	$3.50
2020	N/A	N/A	$5,573,320	$5,582,158	$2,225,949	$2,266,263	$103.43	$148.83	$30,181	$2.50

Company Selected Measure Name			Adjusted Earnings Per Share
Named Executive Officers, Footnote	The Non-PEO NEOs for fiscal years 2020, 2021, and 2022 were Thomas J. Hogan and Paul E. Martin. The Non-PEO NEOs for fiscal year 2023 were Paul E. Martin, Susan L. Adomite and Kevin T. Sheen. The average Non-PEO NEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	Summary Average Compensation Table Total for Non-PEO NEOs	Summary Average Compensation Table Equity	Year-end Average Fair Value of Outstanding Equity Awards Granted in Covered Year	Change in Average Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Average Fair Value of Prior-year Equity Awards Vested in Covered Year	Average Compensation Actually Paid to Non-PEO NEOs
	a	b	c	d	e	a-b+c+d+e
2023	$1,421,028	$1,059,968	$949,212	$(44,506)	$13,857	$1,279,623
2022	$3,531,245	$2,824,930	$2,000,455	$(1,942,974)	$(820,000)	$(56,204)
2021	$2,967,296	$1,909,554	$4,433,225	$2,666,281	$282,055	$8,439,303
2020	$2,225,949	$1,297,765	$1,403,507	$57,836	$(123,264)	$2,266,263

Peer Group Issuers, Footnote			For each year presented, the peer group used for calculating Peer Group TSR is the same peer group used by the Company for benchmarking compensation, setting the growth goals for the performance award and for determining relative total shareholder return performance for the relative value award. In 2023, the Company’s peer group changed due to the removal of The Trade Desk for a strategy of awarding large performance stock options and Aspen Technology due to a merger, and the additions of Thoughtworks Holding, Inc. and Unisys Corporation. Peer Group TSR would have been $143.95 for 2023 if the peer group had remained the same as the prior year. For a list of the peer group, see “Compensation Discussion and Analysis - Peer Group.”
Adjustment To PEO Compensation, Footnote	Effective October 1, 2023, Thomas J. Hogan (“Current PEO”) succeeded Jeffrey S. Davis (“Former PEO”) as Chief Executive Officer. The PEO Summary Compensation Table to compensation actually paid reconciliation is summarized in the following tables:

Year	Summary Compensation Table Total for Current PEO	Summary Compensation Table Equity	Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year	Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	Compensation Actually Paid to Current PEO
	a	b	c	d	e	a-b+c+d+e
2023	$5,809,472	$5,237,064	$4,617,997	$(134,014)	$54,155	$5,110,546

Year	Summary Compensation Table Total for Former PEO	Summary Compensation Table Equity	Year-end Fair Value of Outstanding Equity Awards Granted in Covered Year	Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	Compensation Actually Paid to Former PEO
	a	b	c	d	e	a-b+c+d+e
2023	$7,310,823	$6,749,946	$6,044,646	$(262,731)	$109,427	$6,452,219
2022	$7,058,060	$5,849,940	$4,142,595	$(4,542,685)	$(2,158,318)	$(1,350,288)
2021	$6,997,941	$4,338,808	$10,072,984	$7,239,998	$957,236	$20,929,351
2020	$5,573,320	$3,232,991	$3,496,414	$200,396	$(454,981)	$5,582,158

Non-PEO NEO Average Total Compensation Amount			$ 1,421,028	$ 3,531,245	$ 2,967,296	$ 2,225,949
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,279,623	(56,204)	8,439,303	2,266,263
Adjustment to Non-PEO NEO Compensation Footnote	The Non-PEO NEOs for fiscal years 2020, 2021, and 2022 were Thomas J. Hogan and Paul E. Martin. The Non-PEO NEOs for fiscal year 2023 were Paul E. Martin, Susan L. Adomite and Kevin T. Sheen. The average Non-PEO NEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	Summary Average Compensation Table Total for Non-PEO NEOs	Summary Average Compensation Table Equity	Year-end Average Fair Value of Outstanding Equity Awards Granted in Covered Year	Change in Average Fair Value of Outstanding Equity Awards Granted in Prior Years	Change in Average Fair Value of Prior-year Equity Awards Vested in Covered Year	Average Compensation Actually Paid to Non-PEO NEOs
	a	b	c	d	e	a-b+c+d+e
2023	$1,421,028	$1,059,968	$949,212	$(44,506)	$13,857	$1,279,623
2022	$3,531,245	$2,824,930	$2,000,455	$(1,942,974)	$(820,000)	$(56,204)
2021	$2,967,296	$1,909,554	$4,433,225	$2,666,281	$282,055	$8,439,303
2020	$2,225,949	$1,297,765	$1,403,507	$57,836	$(123,264)	$2,266,263

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Net Income
Adjusted Earnings Per Share	(1)
Adjusted Net Income	(1)

Total Shareholder Return Amount			$ 142.87	151.57	280.64	103.43
Peer Group Total Shareholder Return Amount			132.56	123.37	191.57	148.83
Net Income (Loss)			$ 98,933,000	$ 104,392,000	$ 52,091,000	$ 30,181,000
Company Selected Measure Amount			3.95	4.28	3.50	2.50
PEO Name	Thomas J. Hogan	Jeffrey S. Davis		Jeffrey S. Davis	Jeffrey S. Davis	Jeffrey S. Davis
Additional 402(v) Disclosure			“TSR” represents Total Shareholder Return.Reconciliation and further information for Adjusted Earnings Per Share and Adjusted Net Income can be found on our Form 8-K filed with the SEC on February 27, 2024, on our Form 8-K filed with the SEC on February 28, 2023 and on our Form 8-K filed with the SEC on February 24, 2022.
Peer Group, Total Shareholder Return, Change In Peer Group, Amount Reported If Peer Group Remained Unchanged			$ 143.95
Measure:: 1
Pay vs Performance Disclosure
Name			Net Income
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share
Non-GAAP Measure Description			Reconciliation and further information for Adjusted Earnings Per Share can be found on our Form 8-K filed with the SEC on February 27, 2024, on our Form 8-K filed with the SEC on February 28, 2023 and on our Form 8-K filed with the SEC on February 24, 2022.
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Net Income
Thomas J. Hogan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,809,472
PEO Actually Paid Compensation Amount			5,110,546
Jeffrey S. Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,310,823	$ 7,058,060	$ 6,997,941	$ 5,573,320
PEO Actually Paid Compensation Amount			6,452,219	(1,350,288)	20,929,351	5,582,158
PEO | Thomas J. Hogan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,617,997
PEO | Thomas J. Hogan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(134,014)
PEO | Thomas J. Hogan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,155
PEO | Thomas J. Hogan [Member] | Summary Compensation Table Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,237,064
PEO | Jeffrey S. Davis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,044,646	4,142,595	10,072,984	3,496,414
PEO | Jeffrey S. Davis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(262,731)	(4,542,685)	7,239,998	200,396
PEO | Jeffrey S. Davis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			109,427	(2,158,318)	957,236	(454,981)
PEO | Jeffrey S. Davis [Member] | Summary Compensation Table Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,749,946	5,849,940	4,338,808	3,232,991
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			949,212	2,000,455	4,433,225	1,403,507
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(44,506)	(1,942,974)	2,666,281	57,836
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,857	(820,000)	282,055	(123,264)
Non-PEO NEO | Summary Compensation Table Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,059,968	$ 2,824,930	$ 1,909,554	$ 1,297,765